Notes Payable (Interest Costs For The Subordinated Term Loan) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Subordinated Term Loan [Line Items]
Contractual interest coupon rate	$ 1,153	$ 949
Amortization of related debt discount and debt issuance costs	221	486
Total interest expense recognized	$ 1,374	$ 1,435